Fair value of financial instruments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial instruments
Financial liabilities	€ 9,641	€ 10,254
Financial liabilities at fair value	9,879	10,379
Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	4,537	5,015
Financial liabilities at fair value	4,775	5,140
Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	116	561
Financial liabilities at fair value	116	561
Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	68	19
Financial liabilities at fair value	68	19
Other short-term financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	762	738
Financial liabilities at fair value	762	738
Discounts without performance obligations
Fair value of financial instruments
Financial liabilities	479	747
Financial liabilities at fair value	479	747
Trade payables
Fair value of financial instruments
Financial liabilities	3,679	3,174
Financial liabilities at fair value	3,679	3,174
At Amortized Cost-Liabilities
Fair value of financial instruments
Financial liabilities	8,811	9,497
At Amortized Cost-Liabilities | Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	4,537	5,015
At Amortized Cost-Liabilities | Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	116	561
At Amortized Cost-Liabilities | Discounts without performance obligations
Fair value of financial instruments
Financial liabilities	479	747
At Amortized Cost-Liabilities | Trade payables
Fair value of financial instruments
Financial liabilities	3,679	3,174
Level 2 | Fair value through profit or loss-Liabilities
Fair value of financial instruments
Financial liabilities	240	318
Level 2 | Fair value through profit or loss-Liabilities | Other short-term financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	240	318
Level 3 | Fair value through profit or loss-Liabilities
Fair value of financial instruments
Financial liabilities	590	439
Level 3 | Fair value through profit or loss-Liabilities | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	68	19
Level 3 | Fair value through profit or loss-Liabilities | Other short-term financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	€ 522	€ 420